Contingencies (Details) - Ardagh Group S.A. € in Millions, $ in Millions		12 Months Ended
	Apr. 21, 2017 USD ($) item	Dec. 31, 2017 EUR (€) item
Contingencies
Damages awarded to plaintiff | $	$ 50
Number of asserted patent infringements awarded	1
Number of alleged patent infringements asserted		2
Federal Cartel Office investigation
Contingencies
Provision for legal proceedings | €		€ 0